Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2023 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning of period (in shares) | shares	7,802,108
Exercised (in shares) | shares	(306,139)
Forfeited (in shares) | shares	(11,408)
Outstanding, end of period (in shares) | shares	7,484,561
Outstanding, beginning of period (CAD per share)	$ 61
Exercised (CAD per share)	60
Forfeited (CAD per share)	63
Outstanding, end of period (CAD per share)	61
Weighted average share price, share options exercised (CAD per share)	$ 63